Basis of Consolidation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Consolidated Subsidiaries
Set out below is the list of consolidated subsidiaries:

Company name	Shareholding in %	Consolidation
Mynaric Lasercom GmbH, Gilching	100.0	fully consolidated
Mynaric Systems GmbH, Gilching	100.0	fully consolidated
Mynaric USA, Inc., Los Angeles, USA	100.0	fully consolidated
Mynaric Government Solutions, Inc., Arlingtion, USA 1	100.0	fully consolidated

1	Mynaric Government Solutions, Inc. was established on April 28, 2022.

Summary of Nature and Timing of Satisfication of Performance Obligation in Contract with Customers
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligation including significant payment terms	Revenue recognition policies
Sale of products	Customers obtain control of the laser terminals when the goods are delivered and accepted by the customer. Invoices are generated at that point in time. Invoices are usually payable within 10 to 60 days.
Revenue is recognized at point in time when the customer obtains control over the good. Generally, this happens, when the good is delivered at the place agreed in the customer agreement.
Advances received are presented as contract liabilities.

Training, support and other services	The Company provides training, support and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 30 days.	Revenue is recognized over time based on the cost-to-cost method unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.

Summary of Newly Issued Financial Reporting Rules not yet Applied
The IASB has issued standards, interpretations, and amendments to existing standards whose application is not yet required, or which must be applied only in subsequent reporting periods, respectively, and which have not been applied early by the Company.

Date of application
IFRS 17 Insurance Contracts	Jan. 1, 2023
Classification of Liabilities as Current or Non-current – Amendments to IAS 1	Jan. 1, 2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	Jan. 1, 2023
Definition of Accounting Estimates – Amendments to IAS 8	Jan. 1, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendment to IFRS 17)	Jan. 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	Jan. 1, 2023